Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
The Company recognized expenses in connection with related party transactions in the consolidated statements of operations as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
	$	$
Share-based compensation for consulting arrangement	—	1,109,776
Consulting fees to stockholder	—	164,812
Consulting fees on business activities to Board member	235,095	90,975
Reimbursement to Board member for occupancy costs	73,894	21,315
	308,989	1,386,878
Transactions with related parties are in the normal course of operations and have been measured at their agreed upon exchange amount.
During the year ended December 31, 2020, the Company issued stock options to stockholders of a related party in exchange primarily for legal and financial consulting services. No amounts are owing in respect of these services as at December 31, 2021.
During the years ended December 31, 2021 and December 31, 2020, the Company received consulting services for research and development from a Board member, for which approximately $73,000 is recorded within accrued liabilities as of December 31, 2021. In addition, during the year ended December 31, 2020, the Company received consulting services for manufacturing planning from a stockholder. No amounts are owing in respect of these services as of December 31, 2021.
The Company currently has a lease arrangement in place with a Board member for the use of office space. The arrangement does not have a defined contractual lease term and is payable monthly. The Company has applied the short-term lease exemption under ASC Topic 842, Leases to this arrangement and is recording the lease payments of approximately $6,000 monthly as rent expense.